Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	¥ 3,974		¥ 641	¥ 181
Deferred income tax	(224,961)		49,514	142,347
Income tax expense/(benefit)	¥ (220,987)	$ (34,678)	¥ 50,155	¥ 142,528